Financial assets at fair value through the income statement (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Loans and advances	£ 145,259	£ 134,267
Reverse repurchase agreements and other similar secured lending	3,177	8,981
Other financial assets	994	614
Financial assets at fair value through profit or loss	188,226	171,761
Net gains on financial instruments designated at fair value
Disclosure of financial assets [line items]
Loans and advances	2,813	2,170
Debt securities	318	291
Reverse repurchase agreements and other similar secured lending	0	19
Financial assets at fair value through profit or loss	3,131	2,480
Net gains on financial instruments mandatorily at fair value
Disclosure of financial assets [line items]
Loans and advances	33,089	25,279
Debt securities	1,937	1,406
Equity securities	4,798	3,742
Reverse repurchase agreements and other similar secured lending	145,186	138,539
Other financial assets	85	315
Financial assets at fair value through profit or loss	£ 185,095	£ 169,281